Other note - Additional Information (Detail) ₨ in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 INR (₨)
Statement [line items]
Assets write-downs (reversals)	₨ 96,061.1	£ 951.8
Restructuring costs	53,881.9	533.8
Provisions for redundancies and other third party obligations	₨ 53,122.9	£ 526.4
Defined benefit past service cost			₨ (848.1)
Scenario plan [member] | Two Thousand and Thirty Six [Member]
Statement [line items]
Percentage of production of pure battery electric vehicles	100.00%	100.00%
Jaguar Land Rover [Member]
Statement [line items]
Defined benefit past service cost	₨ 759.0	£ 7.5